Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index	2.70%	2.70%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate	5.00%	2.90%
Long-term inflation	2.10%	1.90%
Rate of increase in pensions	0.50%	0.30%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate	4.90%	1.90%
Long-term inflation	3.30%	3.40%
Rate of increase in pensions	2.80%	2.90%
US
Disclosure of defined benefit plans [Line Items]
Discount rate	5.30%	2.80%
Long-term inflation	2.40%	2.40%
Rate of increase in pensions	0.00%	0.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	2.30%	0.30%
Long-term inflation	1.20%	0.90%
Rate of increase in pensions	3.40%	1.80%